UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	01/31/2025

Date of reporting period:	07/31/2024

Item 1  –  Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Core Short-Term Bond Fund
SEMIANNUAL SHAREHOLDER REPORT – July 31, 2024
This
semiannual shareholder report
contains important information about the shares of PGIM Core Short-Term Bond Fund (the “Fund”) for the
period of February 1, 2024 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Short-Term Bond Fund	$5	0.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 687,402,715
Number of fund holdings	112
Portfolio turnover rate for the period	5%
NS14159

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	1.6
AA	17.6
A	33.8
BBB	18.0
Not Rated	1.2
Cash & Equivalents	27.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by
scanning t
he QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Short-Term Bond Fund

CUSIP	74440E102
NS14159

PGIM Core Ultra Short Bond Fund
SEMIANNUAL SHAREHOLDER REPORT – July 31, 2024
This
semiannual shareholder report
contains important information about the shares of PGIM Core Ultra Short Bond Fund (the “Fund”) for the
period of February 1, 2024 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Ultra Short Bond Fund	$1	0.01%
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 18,424,651,205
Number of fund holdings	240
Portfolio turnover rate for the period	48%
NS14159

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
A-1+/P-1	65.0
A-1/P-1	35.0
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to c hange.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Ultra Short Bond Fund

CUSIP	74440E201
NS14159

PGIM Institutional Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT – July 31, 2024
This
semiannual shareholder report
contains important information about the shares of PGIM Institutional Money Market Fund (the “Fund”) for the
period of February 1, 2024  to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Institutional Money Market Fund	$4	0.07%
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,894,964,528
Number of fund holdings	121
NS14159

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 7/31/2024?

Security Allocations	% of Net Assets
Repurchase Agreements	38.5%
Commercial Paper	22.2%
Certificates of Deposit	20.9%
U.S. Treasury Obligations	8.0%
Time Deposits	6.3%
Corporate Bonds	2.2%
Municipal Bonds	1.1%
U.S. Government Agency Obligations	0.6%
99.8%
Other assets in excess of liabilities	0.2%
100.0%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Institutional Money Market Fund

CUSIP	74440E300
NS14159

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS 2

PGIM Core Short-Term Bond Fund

PGIM Core Ultra Short Bond Fund

PGIM Institutional Money Market Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2024

Table of Contents	Financial Statements and Other Information	July 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Core Short-Term Bond Fund	2
PGIM Core Ultra Short Bond Fund	19
PGIM Institutional Money Market Fund	40
Notes to Financial Statements	54

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BNP—BNP Paribas S.A.

CF—CF Secured, LLC

CGM—Citigroup Global Markets, Inc.

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

ING—ING Financial Markets LLC

MTN—Medium Term Note

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

 1

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 70.0%

CORPORATE BONDS

Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.000%	03/26/27	1,030	$1,035,021
RTX Corp.,
Sr. Unsec’d. Notes	5.000	02/27/26	5,000	5,014,180

				6,049,201

Agriculture 1.6%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,668,450
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	3,250	3,253,515
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.750	02/12/27	1,000	1,002,108

				10,924,073

Auto Manufacturers 8.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	4,000	3,998,834
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	7,500	7,492,079
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	2,750	2,713,996
Gtd. Notes, 144A, SOFR Index + 0.840%	6.209(c)	04/01/25	6,450	6,474,952
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	5.150	01/16/26	10,000	10,020,596
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.400	05/08/27	1,125	1,137,271
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	6.408(c)	03/19/27	1,670	1,673,624
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A, SOFR + 0.670%	6.039(c)	01/09/26	4,333	4,340,193
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN	3.550	08/11/25	6,000	5,919,520
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,937,839
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	4,750	4,708,311
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	5.300	03/22/27	3,250	3,281,077

				56,698,292

See Notes to Financial Statements.

2

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 13.8%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.560%	5.928%(c)	03/18/26	1,350	$1,351,094
Sr. Unsec’d. Notes, 144A, SOFR + 0.810%	6.178(c)	01/18/27	3,500	3,518,694
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN, SOFR + 0.450%	5.817(c)	03/13/26	1,500	1,500,337
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	6.268(c)	04/11/25	4,750	4,768,433
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A, SOFR + 1.130%	6.498(c)	01/23/27	2,570	2,589,734
Citibank NA,
Sr. Unsec’d. Notes, SOFR + 0.805%	6.174(c)	09/29/25	10,000	10,040,855
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, SOFR Index + 0.710%	6.079(c)	01/09/26	5,000	5,020,373
DNB Bank ASA (Norway),
Sr. Non-Preferred Notes, 144A	5.896(ff)	10/09/26	10,000	10,073,944
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,155,456
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	6.818(c)	03/22/25	15,000	15,092,604
Nordea Bank Abp (Finland),
Sr. Preferred Notes, 144A	4.750	09/22/25	10,000	9,973,531
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	5.717(c)	09/10/24	20,000	20,003,338
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, SOFR + 0.710%	6.078(c)	01/15/26	4,000	4,012,300

				95,100,693

Beverages 1.8%
Diageo Capital PLC (United Kingdom),
Gtd. Notes	5.200	10/24/25	10,000	10,038,769
Keurig Dr. Pepper, Inc.,
Gtd. Notes, SOFR Index + 0.880%	6.247(c)	03/15/27	2,500	2,516,703

				12,555,472

Chemicals 3.8%
Linde, Inc.,
Gtd. Notes	4.700	12/05/25	9,500	9,495,250

See Notes to Financial Statements.

Prudential Investment Portfolios 2	3

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.950%	11/07/25	7,000	$7,075,297
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,452,153
Westlake Corp.,
Sr. Unsec’d. Notes	0.875	08/15/24	4,000	3,992,030

				26,014,730

Commercial Services 0.2%
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
	4.000	06/15/25	1,083	1,071,200

Computers 3.0%
Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	11,000	10,781,601
International Business Machines Corp.,
Sr. Unsec’d. Notes	4.500	02/06/26	10,000	9,967,216

				20,748,817

Cosmetics/Personal Care 1.9%
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes	3.100	08/15/25	7,000	6,877,118
Kenvue, Inc.,
Gtd. Notes	5.350	03/22/26	6,250	6,315,248

				13,192,366

Diversified Financial Services 0.1%
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A
	4.875	03/28/27	710	709,769

Electric 4.3%
DTE Energy Co.,
Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,212,824
Georgia Power Co.,
Sr. Unsec’d. Notes	5.004	02/23/27	1,750	1,766,892

See Notes to Financial Statements.

4

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	6.051%	03/01/25	2,750	$2,761,911
Southern California Edison Co.,
First Mortgage, Series C	4.200	06/01/25	8,250	8,171,513
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26	5,000	4,985,458
Sr. Unsec’d. Notes	5.000	09/27/25	3,500	3,495,229

				29,393,827

Electronics 1.2%
Tyco Electronics Group SA,
Gtd. Notes
	4.500	02/13/26	8,000	7,971,208

Foods 1.7%
Nestle Holdings, Inc.,
Gtd. Notes, 144A
	4.000	09/12/25	11,725	11,632,463

Healthcare-Products 0.1%
Smith & Nephew PLC (United Kingdom),
Sr. Unsec’d. Notes
	5.150	03/20/27	667	668,405

Healthcare-Services 0.6%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
	5.150	10/15/25	4,000	4,016,196

Insurance 1.3%
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,995,498
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A	5.000	01/16/27	857	862,005
Protective Life Global Funding,
Sec’d. Notes, 144A, MTN, SOFR + 0.700% (Cap N/A,
Floor 0.000%)	6.068(c)	04/10/26	5,000	5,004,494

				8,861,997

See Notes to Financial Statements.

Prudential Investment Portfolios 2	5

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet 1.5%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
	4.600%	12/01/25	10,000	$10,000,432

Iron/Steel 1.1%
Nucor Corp.,
Sr. Unsec’d. Notes
	3.950	05/23/25	8,000	7,919,257

Machinery-Diversified 3.1%
CNH Industrial Capital LLC,
Gtd. Notes	3.950	05/23/25	11,000	10,869,037
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/09/26	10,250	10,264,825

				21,133,862

Media 1.0%
Comcast Corp.,
Gtd. Notes
	5.250	11/07/25	7,000	7,039,339

Mining 1.4%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	4.875	02/27/26	8,750	8,757,541
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A	5.300	03/15/26	1,000	1,005,430

				9,762,971

Pharmaceuticals 0.2%
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, SOFR + 0.490%
	5.855(c)	02/20/26	1,670	1,674,614

Pipelines 3.9%
Enterprise Products Operating LLC,
Gtd. Notes	5.050	01/10/26	9,500	9,539,562

See Notes to Financial Statements.

6

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000%	10/12/24	8,000	$7,923,959
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	9,000	9,061,488

				26,525,009

Real Estate Investment Trusts (REITs) 1.4%
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
	4.750	05/15/26	10,000	9,978,138

Retail 5.6%
Dollar General Corp.,
Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,733,899
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	10,000	9,911,720
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,927,067
Starbucks Corp.,
Sr. Unsec’d. Notes	4.850	02/08/27	3,125	3,139,673
Walmart, Inc.,
Sr. Unsec’d. Notes	3.900	09/09/25	9,000	8,920,592

				38,632,951

Semiconductors 1.3%
Intel Corp.,
Sr. Unsec’d. Notes
	2.600	05/19/26	9,000	8,664,626

Software 1.7%
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.150	03/15/27	1,563	1,581,332
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	11/15/24	10,101	10,022,667

				11,603,999

See Notes to Financial Statements.

Prudential Investment Portfolios 2	7

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications 1.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
	2.950%	02/28/26	8,000	$7,796,713

Transportation 1.4%
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	5.300	03/15/27	862	870,967
Union Pacific Corp.,
Sr. Unsec’d. Notes	4.750	02/21/26	8,500	8,498,808

				9,369,775

Trucking & Leasing 0.8%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
	5.750	05/24/26	5,250	5,300,233

TOTAL CORPORATE BONDS (cost $481,441,292)				481,010,628

TOTAL LONG-TERM INVESTMENTS (cost $481,441,292)				481,010,628

			Shares

SHORT-TERM INVESTMENTS 29.3%

AFFILIATED MUTUAL FUND 6.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $42,220,920)(wb)			42,220,920	42,220,920

	Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT 6.3%
Canadian Imperial Bank of Commerce	6.000%	10/18/24	10,000	10,007,949
Credit Agricole Corporate & Investment Bank, SOFR + 0.590%	5.920(c)	08/28/25	5,000	5,013,222
Credit Industriel et Commercial	5.370	12/05/24	5,000	4,999,582

See Notes to Financial Statements.

8

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Mizuho Bank Ltd., SOFR + 0.200%	5.530%(c)	11/21/24	10,000	$10,001,330
Sumitomo Mitsui Trust Bank Ltd.	5.450	09/03/24	13,000	13,000,667

TOTAL CERTIFICATES OF DEPOSIT (cost $42,999,973)				43,022,750

COMMERCIAL PAPER 16.6%
Alimentation Couche-Tard, Inc., 144A	5.530(n)	08/27/24	6,000	5,975,015
144A	5.530(n)	08/28/24	3,000	2,987,039
American Honda Finance Corp.	5.639(n)	09/06/24	5,000	4,971,709
AT&T, Inc., 144A	5.542(n)	09/05/24	4,000	3,978,336
Bayer Corp., 144A	6.271(n)	08/13/24	7,000	6,985,931
Bell Canada, 144A	5.530(n)	08/15/24	10,000	9,977,375
BNP Paribas SA, 144A, SOFR + 0.200%	5.530(c)	12/17/24	10,000	10,000,368
BPCE SA, 144A, SOFR + 0.590%	5.920(c)	08/05/24	10,000	10,000,703
Dominion Resources, Inc., 144A	5.579(n)	09/11/24	10,000	9,936,440
ING (U.S.) Funding LLC, 144A, SOFR + 0.210%	5.540(c)	12/23/24	10,000	10,000,297
Intercontinental Exchange, Inc., 144A	5.519(n)	08/14/24	9,000	8,980,344
Skandinaviska Enskilda Banken AB, 144A, SOFR + 0.220%	5.550(c)	12/17/24	10,000	10,001,740
Svenska Handelsbanken AB, 144A, SOFR + 0.200%	5.580(c)	11/08/24	10,000	10,003,788
UDR, Inc., 144A	5.512(n)	08/06/24	10,000	9,990,952

TOTAL COMMERCIAL PAPER (cost $113,790,963)				113,790,037

See Notes to Financial Statements.

Prudential Investment Portfolios 2	9

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BOND 0.3%

Diversified Financial Services
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes, MTN
(cost $2,250,000)	6.050%	03/12/25	2,250	$2,248,777

TOTAL SHORT-TERM INVESTMENTS (cost $201,261,856)				201,282,484

TOTAL INVESTMENTS 99.3% (cost $682,703,148)				682,293,112
Other assets in excess of liabilities(z) 0.7%				5,109,603

NET ASSETS 100.0%				$687,402,715

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Interest rate swap agreements outstanding at July 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
25,000	08/05/24	0.261%(A)	1 Day SOFR(1)(A)/ 5.380%	$—	$1,325,297	$1,325,297
99,000	08/08/24	2.512%(A)	1 Day SOFR(1)(A)/ 5.380%	927,702	2,977,040	2,049,338
79,750	06/29/25	3.086%(A)	1 Day SOFR(1)(A)/ 5.380%	(646,552)	1,373,483	2,020,035
15,000	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 5.380%	(11,542)	161,491	173,033
7,000	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 5.380%	—	53,418	53,418
85,250	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 5.380%	60,366	1,315,378	1,255,012
28,250	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 5.380%	37,630	83,234	45,604
10,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 5.380%	—	165,249	165,249

See Notes to Financial Statements.

10

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Interest rate swap agreements outstanding at July 31, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
11,300	01/04/27	3.834%(A)	1 Day SOFR(1)(A)/ 5.380%	$116,757	$162,665	$45,908
4,000	03/18/27	4.304%(A)	1 Day SOFR(1)(A)/ 5.380%	409	(12,635)	(13,044)

				$484,770	$7,604,620	$7,119,850

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$2,987,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds	$—	$481,010,628	$—
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	42,220,920	—	—
Certificates of Deposit	—	43,022,750	—

See Notes to Financial Statements.

Prudential Investment Portfolios 2	11

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
Commercial Paper	$—	$113,790,037	$—
Corporate Bond	—	2,248,777	—

Total	$42,220,920	$640,072,192	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreements	$—	$7,132,894	$—

Liabilities
Centrally Cleared Interest Rate Swap Agreement	$—	$(13,044)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2024 were as follows:

Commercial Paper	16.6%
Banks	13.8
Auto Manufacturers	8.2
Certificates of Deposit	6.3
Affiliated Mutual Fund	6.1
Retail	5.6
Electric	4.3
Pipelines	3.9
Chemicals	3.8
Machinery-Diversified	3.1
Computers	3.0
Cosmetics/Personal Care	1.9
Beverages	1.8
Foods	1.7
Software	1.7
Agriculture	1.6
Internet	1.5
Real Estate Investment Trusts (REITs)	1.4
Mining	1.4
Transportation	1.4

Insurance	1.3%
Semiconductors	1.3
Electronics	1.2
Iron/Steel	1.1
Telecommunications	1.1
Media	1.0
Aerospace & Defense	0.9
Trucking & Leasing	0.8
Healthcare-Services	0.6
Diversified Financial Services	0.4
Pharmaceuticals	0.2
Commercial Services	0.2
Healthcare-Products	0.1

99.3
Other assets in excess of liabilities	0.7

100.0%

See Notes to Financial Statements.

12

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin swaps	$7,132,894	*	Due from/to broker-variation margin swaps	$13,044	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(31,841)	$14,866,297

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(10,661,543)

For the six months ended July 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 29,579,688
Interest Rate Swap Agreements (1)	567,533,333

*	Average volume is based on average quarter end balances for the six months ended July 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	13

PGIM Core Short-Term Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2024

Assets
Investments, at value:
Unaffiliated investments (cost $640,482,228)	$640,072,192
Affiliated investments (cost $42,220,920)	42,220,920
Interest receivable	6,474,384
Deposit with broker for centrally cleared/exchange-traded derivatives	2,987,000
Prepaid expenses	149

Total Assets	691,754,645

Liabilities
Dividends payable	4,178,985
Accrued expenses and other liabilities	70,340
Management fee payable	67,140
Due to broker—variation margin swaps	18,024
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	774

Total Liabilities	4,351,930

Net Assets	$687,402,715

Net assets were comprised of:
Paid-in capital	$734,495,893
Total distributable earnings (loss)	(47,093,178)

Net assets, July 31, 2024	$687,402,715

Net asset value and redemption price per share ($687,402,715 ÷ 75,377,797 shares of beneficial interest issued and outstanding)	$9.12

See Notes to Financial Statements.

14

PGIM Core Short-Term Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2024

Net Investment Income (Loss)
Income
Interest income	$23,417,306
Affiliated dividend income	2,348,457

Total income	25,765,763

Expenses
Management fee	368,042
Transfer agent’s fees and expenses (including affiliated expense of $ 49,742)	49,742
Custodian and accounting fees	33,490
Audit fee	21,391
Professional fees	19,363
Shareholders’ reports	7,701
Trustees’ fees	4,774
Miscellaneous	21,480

Total expenses	525,983

Net investment income (loss)	25,239,780

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(2,697,836)
Futures transactions	(31,841)
Swap agreement transactions	14,866,297

12,136,620

Net change in unrealized appreciation (depreciation) on:
Investments	3,986,039
Swap agreements	(10,661,543)

(6,675,504)

Net gain (loss) on investment transactions	5,461,116

Net Increase (Decrease) In Net Assets Resulting From Operations	$30,700,896

See Notes to Financial Statements.

Prudential Investment Portfolios 2	15

PGIM Core Short-Term Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	July 31, 2024	January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,239,780	$86,862,736
Net realized gain (loss) on investment transactions	12,136,620	20,290,731
Net change in unrealized appreciation (depreciation) on investments	(6,675,504)	10,166,930

Net increase (decrease) in net assets resulting from operations	30,700,896	117,320,397

Dividends and Distributions
Distributions from distributable earnings	(32,621,612)	(120,994,741)

Fund share transactions
Net proceeds from shares sold (0 and 15,317,287 shares, respectively)	—	140,000,000
Net asset value of shares issued in reinvestment of dividends and distributions (1,477,691 and 4,922,141 shares, respectively)	13,491,328	44,939,692
Cost of shares purchased (80,611,077 and 161,575,919 shares, respectively)	(735,793,859)	(1,474,638,930)

Net increase (decrease) in net assets from Fund share transactions	(722,302,531)	(1,289,699,238)

Total increase (decrease)	(724,223,247)	(1,293,373,582)

Net Assets:
Beginning of period	1,411,625,962	2,704,999,544

End of period	$687,402,715	$1,411,625,962

See Notes to Financial Statements.

16

PGIM Core Short-Term Bond Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2024		Year Ended January 31,
			2024	2023		2022		2021	2020

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$9.14		$9.14	$9.17		$9.23		$9.21	$9.22

Income (loss) from investment operations:

Net investment income (loss)	0.21		0.38	0.21		0.11		0.18	0.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05		0.16	(0.01	)(b)	(0.09)		(0.03)	0.02

Total from investment operations	0.26		0.54	0.20		0.02		0.15	0.29

Less Dividends and Distributions:

Dividends from net investment income	(0.28)		(0.54)	(0.23)		(0.08)		(0.12)	(0.29)

Tax return of capital distributions	-		-	-		(0.00	)(c)	(0.01)	-

Distributions from net realized gains	-		-	-		-		-	(0.01)

Total dividends and distributions	(0.28)		(0.54)	(0.23)		(0.08)		(0.13)	(0.30)

Net asset value, end of period	$9.12		$9.14	$9.14		$9.17		$9.23	$9.21

Total Return(d):	2.86%		6.04%	2.17%		0.24%		1.67%	3.16%

Ratios/Supplemental Data:

Net assets, end of period (000)	$687,403		$1,411,626	$2,705,000		$2,337,203		$2,749,526	$2,711,895

Average net assets (000)	$1,072,820		$2,107,543	$2,569,179		$2,704,291		$2,734,881	$2,860,307

Ratios to average net assets(e):

Expenses after waivers and/or expense reimbursement	0.10	%(f)	0.05%	0.04%		0.04%		0.04%	0.04%

Expenses before waivers and/or expense reimbursement	0.10	%(f)	0.05%	0.04%		0.04%		0.04%	0.04%

Net investment income (loss)	4.73	%(f)	4.12%	2.26%		1.20%		1.92%	2.91%

Portfolio turnover rate(g)	5%		9%	44%		26%		54%	43%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	17

PGIM Core Short-Term Bond Fund

Financial Highlights (unaudited) (continued)

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 13.2%

CERTIFICATES OF DEPOSIT 9.0%
Banco Santander SA, SOFR + 0.510%	5.840%(c)	01/31/25	152,000	$152,229,061
Bank of America NA	5.300	02/14/25	80,000	79,956,636
Bank of America NA, SOFR + 0.350%	5.680(c)	07/30/25	36,000	36,000,353
Bank of America Securities, Inc., SOFR + 0.380%	5.710(c)	07/03/25	60,000	60,008,740
Bank of Nova Scotia,
SOFR + 0.300% (Cap N/A, Floor 0.000%)	5.630(c)	03/13/25	126,000	126,036,197
SOFR + 0.480%	5.810(c)	12/02/24	70,000	70,065,999
BNP Paribas SA, SOFR + 0.420%	5.750(c)	12/18/24	70,000	70,061,298
Canadian Imperial Bank of Commerce	6.000	10/18/24	62,500	62,549,680
Canadian Imperial Bank of Commerce, US Federal
Funds Effective Rate + 0.500% (Cap N/A, Floor 0.000%)	5.830(c)	01/10/25	100,000	100,149,558
Citibank NA, SOFR + 0.380% (Cap N/A, Floor 0.000%)	5.710(c)	01/10/25	85,000	85,072,236
Credit Industriel et Commercial	5.550	04/14/25	31,500	31,563,021
Natixis SA	5.400	03/17/25	75,000	75,027,394
Natixis SA, SOFR + 0.420%	5.750(c)	01/06/25	140,400	140,533,881
Royal Bank of Canada, SOFR + 0.350% (Cap N/A, Floor 0.000%)	5.680(c)	07/15/25	164,550	164,521,207
Skandinaviska Enskilda Banken AB, SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.620(c)	02/24/25	90,000	90,037,915
Svenska Handelsbanken,
SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.620(c)	02/21/25	74,000	74,026,350
SOFR + 0.450% (Cap N/A, Floor 0.000%)	5.780(c)	12/13/24	100,000	100,103,115
Toronto-Dominion Bank (The)	6.000	10/18/24	45,000	45,035,668
Toronto-Dominion Bank (The), US Federal Funds
Effective Rate + 0.400%	5.730(c)	08/22/25	100,500	100,498,123

TOTAL CERTIFICATES OF DEPOSIT (cost $1,662,450,000)				1,663,476,432

COMMERCIAL PAPER 1.5%
Bank of New York Mellon Corp. (The),
SOFR + 0.350%	5.680(c)	05/09/25	109,000	109,061,348
CDP Financial, Inc.,
144A, SOFR + 0.320%	5.650(c)	05/07/25	25,000	25,011,015
Swedbank AB,
144A, SOFR + 0.360%	5.690(c)	07/01/25	4,000	4,000,927
144A, SOFR + 0.350%	5.330(c)	07/21/25	134,000	133,995,042

TOTAL COMMERCIAL PAPER (cost $272,000,000)				272,068,332

See Notes to Financial Statements.

Prudential Investment Portfolios 2	19

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 1.7%

Auto Manufacturers
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300% (Cap N/A, Floor 0.000%)	5.630%(c)	02/24/25	115,000	$115,013,955
Sr. Unsec’d. Notes, MTN, SOFR + 0.340% (Cap N/A, Floor 0.000%)	5.670(c)	06/10/25	43,000	42,997,346
Sr. Unsec’d. Notes, MTN, SOFR + 0.500% (Cap N/A, Floor 0.000%)	5.830(c)	12/09/24	68,000	68,091,371
Sr. Unsec’d. Notes, MTN, SOFR + 0.520% (Cap N/A, Floor 0.000%)	5.850(c)	08/22/24	75,000	74,969,742
Sr. Unsec’d. Notes, MTN, SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.899(c)	10/16/24	25,000	25,019,920

TOTAL CORPORATE BONDS (cost $326,000,000)				326,092,334

MUNICIPAL BONDS 0.7%

Arizona 0.3%
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2	5.320(cc)	01/01/61	50,000	50,000,000

Illinois 0.1%
Illinois Finance Authority, Taxable, Revenue Bonds	5.330(cc)	10/01/42	23,500	23,500,000

Texas 0.3%
Board of Regents of the University of Texas System, Taxable, Revenue Bonds, Sub-Series G-2	5.320(cc)	08/01/45	52,000	52,000,000

TOTAL MUNICIPAL BONDS (cost $125,500,000)				125,500,000

U.S. GOVERNMENT AGENCY OBLIGATION 0.3%
Federal Home Loan Bank (cost $50,000,000)	5.435(c)	11/08/24	50,000	50,017,447

TOTAL LONG-TERM INVESTMENTS (cost $2,435,950,000)				2,437,154,545

See Notes to Financial Statements.

20

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 88.0%

CERTIFICATES OF DEPOSIT 7.5%
Banco Santander SA	5.500%	12/16/24	65,000	$64,983,218
Bank of America NA, SOFR + 0.350%	5.680(c)	01/07/25	73,000	73,037,948
Bank of America Securities, Inc., SOFR + 0.330%	5.660(c)	04/03/25	100,000	100,037,381
BNP Paribas Fortis SA, SOFR + 0.620%	5.950(c)	08/01/24	118,750	118,751,710
BNP Paribas SA	5.310	11/18/24	41,500	41,480,180
BNP Paribas SA	5.550	04/04/25	50,000	50,084,924
BNP Paribas SA, SOFR + 0.300%	5.630(c)	03/04/25	25,250	25,258,299
Canadian Imperial Bank of Commerce, SOFR + 0.340% (Cap N/A, Floor 0.000%)	5.670(c)	06/04/25	105,000	105,038,750
Credit Agricole Corporate & Investment Bank	5.400	03/28/25	140,000	140,098,736
Credit Agricole Corporate & Investment Bank	5.440	03/06/25	60,000	60,070,714
Credit Industriel et Commercial	5.370	12/05/24	30,000	29,997,493
Mitsubishi UFJ Trust and Banking Corp.	5.330	08/05/24	51,000	50,999,908
Nordea Bank Abp,
SOFR + 0.580%	5.910(c)	08/05/24	120,500	120,507,975
Svenska Handelsbanken,
SOFR + 0.260% (Cap N/A, Floor 0.000%)	5.590(c)	10/18/24	15,000	14,999,853
SOFR + 0.260% (Cap N/A, Floor 0.000%)	5.590(c)	10/24/24	49,000	48,999,716
Swedbank AB, SOFR + 0.240%	5.570(c)	11/20/24	100,000	100,033,547
Toronto-Dominion Bank (The)	5.480	05/21/25	70,000	70,174,497
Wells Fargo Bank NA,
SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.620(c)	02/14/25	73,000	73,027,836
SOFR + 0.490% (Cap N/A, Floor 0.000%)	5.820(c)	08/05/24	61,000	61,003,278
SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.930(c)	08/02/24	7,000	7,000,193
Wells Fargo Bank NA	5.720	11/19/24	26,000	26,014,271

TOTAL CERTIFICATES OF DEPOSIT (cost $1,381,023,660)				1,381,600,427

COMMERCIAL PAPER 48.8%
ABN AMRO Funding USA LLC, 144A	5.353(n)	01/17/25	35,000	34,141,107
Accenture Capital, Inc., 144A	5.460(n)	08/26/24	75,000	74,712,375
AstraZeneca PLC, 144A	5.432(n)	09/24/24	100,000	99,162,778
144A	5.434(n)	09/25/24	83,000	82,292,471

See Notes to Financial Statements.

Prudential Investment Portfolios 2	21

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
AstraZeneca PLC, (cont’d.) 144A	5.454%(n)	08/16/24	65,000	$64,841,689
144A	5.474(n)	08/14/24	23,500	23,449,919
144A	5.514(n)	09/23/24	26,250	26,034,225
144A	5.526(n)	10/07/24	26,250	25,978,680
Australia & New Zealand Banking Group Ltd., 144A	5.448(n)	12/16/24	77,250	75,724,956
Bank of America Securities, Inc., 144A	5.522(n)	05/28/25	60,000	57,498,038
144A, SOFR + 0.360%	5.690(c)	01/17/25	21,450	21,464,119
144A, SOFR + 0.580%	5.910(c)	10/11/24	40,000	40,034,727
Bank of Montreal, 144A, SOFR + 0.340%	5.670(c)	04/03/25	100,000	100,067,809
144A, SOFR + 0.350%	5.680(c)	07/22/25	74,750	74,741,840
Bank of New York Mellon Corp. (The)	5.387(n)	08/19/24	175,000	174,507,714
Bannher Health	5.446(n)	08/21/24	25,556	25,475,350
BNP Paribas SA, 144A, SOFR + 0.200%	5.530(c)	12/17/24	32,000	32,001,176
144A, SOFR + 0.350%	5.680(c)	05/07/25	55,000	55,023,514
BPCE SA, 144A, SOFR + 0.320%	5.650(c)	03/10/25	75,000	75,032,431
144A, SOFR + 0.590%	5.920(c)	08/05/24	125,000	125,008,794
Caisse des Depots et Consignations, 144A	5.360(n)	08/29/24	65,000	64,721,439
144A	5.364(n)	08/30/24	217,000	216,037,967
144A	5.390(n)	10/08/24	10,500	10,393,116
144A	5.407(n)	09/05/24	171,750	170,836,290
CDP Financial, Inc., 144A	5.199(n)	02/03/25	39,000	37,965,468
144A	5.326(n)	08/02/24	37,000	36,989,094
144A	5.374(n)	09/11/24	40,000	39,751,733
144A, SOFR + 0.350%	5.680(c)	01/06/25	116,500	116,569,431
144A, SOFR + 0.400%	5.730(c)	12/12/24	29,000	29,018,530
Cisco Systems, Inc., 144A	5.322(n)	08/13/24	54,000	53,896,650
144A	5.369(n)	01/24/25	113,000	110,160,414
144A	5.444(n)	12/09/24	40,000	39,246,920
Citigroup Global Markets Europe AG, 144A	5.499(n)	06/03/25	110,000	105,366,537
Citigroup Global Markets, Inc., 144A	5.421(n)	04/04/25	135,250	130,566,374
Cornell University	5.469(n)	08/15/24	40,400	40,306,603

See Notes to Financial Statements.

22

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
EssilorLuxottica SA, 144A	5.394%(n)	10/04/24	36,000	$35,654,525
144A	5.412(n)	09/20/24	70,000	69,473,921
Federation des Caisses Desjardins du Quebec, 144A	5.364(n)	10/31/24	57,000	56,230,821
144A	5.393(n)	10/23/24	18,000	17,777,652
144A	5.418(n)	10/11/24	120,650	119,365,801
144A	5.440(n)	08/29/24	95,000	94,590,747
144A	5.441(n)	08/02/24	50,000	49,985,234
144A	5.444(n)	08/12/24	75,000	74,866,750
144A	5.445(n)	08/06/24	50,000	49,955,607
144A	5.446(n)	09/06/24	39,000	38,785,554
144A	5.447(n)	10/08/24	20,000	19,795,722
ING (U.S.) Funding LLC, 144A	5.402(n)	09/10/24	15,135	15,042,644
144A	5.435(n)	11/27/24	22,000	21,617,660
144A	5.490(n)	11/07/24	67,000	66,022,775
144A, SOFR + 0.350%	5.700(c)	07/28/25	84,000	83,992,361
ING (U.S.) Funding LLC	5.356(n)	11/15/24	113,000	111,223,989
John Deere Financial, Inc., 144A	5.376(n)	09/18/24	50,000	49,638,194
JPMorgan Securities LLC, 144A, SOFR + 0.320%	5.650(c)	02/07/25	60,000	60,013,978
144A, SOFR + 0.360%	5.330(c)	06/05/25	40,000	40,009,244
144A, SOFR + 0.360%	5.690(c)	03/25/25	150,000	150,074,253
144A, SOFR + 0.380%	5.330(c)	07/29/25	112,000	111,980,445
JPMorgan Securities LLC	5.445(n)	08/06/24	82,000	81,926,785
LVMH Moet Hennessy Louis Vuitton SE, 144A	5.287(n)	11/12/24	39,000	38,406,232
144A	5.380(n)	11/18/24	35,000	34,437,793
144A	5.382(n)	10/24/24	11,000	10,862,261
144A	5.390(n)	10/15/24	15,000	14,831,871
144A	5.391(n)	11/19/24	40,000	39,351,908
144A	5.398(n)	09/16/24	15,000	14,895,902
144A	5.411(n)	12/02/24	30,000	29,460,359
144A	5.422(n)	12/09/24	12,000	11,772,926
144A	5.426(n)	01/08/25	92,000	89,891,210
144A	5.471(n)	09/20/24	6,000	5,954,805
MARS, Inc., 144A	5.352(n)	08/15/24	94,000	93,791,242
144A	5.363(n)	08/08/24	65,000	64,923,011
144A	5.401(n)	09/04/24	123,000	122,362,621

See Notes to Financial Statements.

Prudential Investment Portfolios 2	23

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
MARS, Inc., (cont’d.)
144A	5.418%(n)	08/28/24	150,000	$149,378,166
144A	5.419(n)	10/03/24	50,000	49,526,578
Mercedes-Benz Finance North America LLC, 144A	5.346(n)	08/06/24	89,000	88,921,256
144A	5.372(n)	08/20/24	60,000	59,822,672
144A	5.372(n)	08/21/24	100,000	99,689,492
Mitsubishi Corp., 144A	5.333(n)	12/18/24	30,000	29,396,250
144A	5.357(n)	01/16/25	21,000	20,493,544
144A	5.372(n)	08/01/24	37,000	36,994,540
144A	5.411(n)	10/07/24	22,461	22,235,207
144A	5.414(n)	08/02/24	31,750	31,740,624
144A	5.454(n)	10/01/24	63,750	63,165,030
144A	5.497(n)	10/21/24	15,000	14,818,643
144A	5.508(n)	11/04/24	50,000	49,295,306
144A	5.515(n)	11/15/24	30,000	29,531,167
144A	5.520(n)	11/01/24	55,000	54,248,010
144A	5.538(n)	10/25/24	50,000	49,366,466
National Australia Bank Ltd., 144A, SOFR + 0.440%	5.770(c)	11/01/24	60,000	60,054,228
National Securities Clearing Corp., 144A	5.402(n)	08/08/24	50,000	49,940,889
144A	5.423(n)	08/13/24	45,000	44,913,550
144A	5.438(n)	09/03/24	65,000	64,673,411
144A	5.441(n)	08/30/24	15,000	14,933,500
144A	5.441(n)	09/19/24	193,000	191,573,944
Nestle Finance International Ltd., 144A	5.375(n)	09/16/24	84,600	84,021,721
144A	5.381(n)	08/02/24	50,000	49,985,492
144A	5.383(n)	09/30/24	25,000	24,778,084
144A	5.395(n)	09/04/24	103,000	102,476,107
144A	5.401(n)	10/22/24	25,000	24,699,740
144A	5.411(n)	09/10/24	7,500	7,455,296
New York Life Short Term Funding LLC, 144A	5.413(n)	10/16/24	25,000	24,715,902
144A	5.442(n)	09/10/24	20,000	19,878,594
144A	5.445(n)	08/28/24	19,500	19,419,162
Nordea Bank Abp, 144A	5.288(n)	02/18/25	120,000	116,583,641
Ontario Teachers’ Finance Trust, 144A	0.000	01/06/25	40,000	39,105,537

See Notes to Financial Statements.

24

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Ontario Teachers’ Finance Trust, (cont’d.)
144A	5.478%(n)	03/10/25	65,500	$63,484,213
Princeton University	5.400	09/19/24	12,500	12,499,876
Princeton University	5.400	09/26/24	19,700	19,699,271
Province of Canada,
144A	5.382(n)	08/02/24	50,000	49,985,297
Queensland Treasury Corp.	5.299(n)	01/17/25	70,000	68,317,472
Royal Bank of Canada,
144A, SOFR + 0.340%	5.670(c)	06/05/25	108,750	108,745,591
Sanofi,
144A	5.408(n)	10/17/24	57,500	56,841,204
144A	5.413(n)	09/24/24	54,500	54,058,285
144A	5.418(n)	10/03/24	10,200	10,103,942
144A	5.418(n)	10/10/24	76,000	75,206,688
144A	5.420(n)	09/06/24	132,000	131,279,293
Skandinaviska Enskilda Banken AB,
144A	5.354(n)	12/18/24	65,000	63,689,347
144A, SOFR + 0.220%	5.550(c)	12/17/24	41,000	41,007,135
144A, SOFR + 0.310%	5.640(c)	03/17/25	36,000	36,012,125
ST Engineering North America Inc.,
144A	5.376(n)	08/28/24	70,000	69,711,445
Svenska Handelsbanken,
144A	5.332(n)	03/13/25	70,000	67,799,157
144A	5.417(n)	01/06/25	12,000	11,728,831
144A	5.427(n)	11/01/24	63,000	62,152,756
Svenska Handelsbanken AB,
144A, SOFR + 0.200%	5.580(c)	11/08/24	35,000	35,011,008
Swedbank AB,
144A	5.435(n)	10/01/24	44,500	44,096,006
144A, SOFR + 0.350%	5.680(c)	04/04/25	125,000	125,081,824
Toronto-Dominion Bank (The),
144A	5.418(n)	04/04/25	100,000	96,589,227
TotalEnergies Capital S.A.,
144A	5.404(n)	09/11/24	60,000	59,626,200
144A	5.405(n)	09/12/24	100,000	99,362,167
144A	5.421(n)	09/16/24	196,000	194,633,553
144A	5.471(n)	09/26/24	92,000	91,222,140
144A	5.491(n)	09/13/24	50,000	49,673,666
Toyota Finance Australia Ltd.	5.499(n)	11/07/24	76,000	74,894,641
Toyota Industries Commercial Finance, Inc.,
144A	5.347(n)	11/04/24	40,000	39,436,885

See Notes to Financial Statements.

Prudential Investment Portfolios 2	25

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Toyota Industries Commercial Finance, Inc., (cont’d.)
144A	5.413%(n)	12/11/24	10,000	$9,808,696
144A	5.423(n)	08/21/24	40,000	39,876,053
144A	5.423(n)	09/03/24	35,000	34,824,188
144A	5.436(n)	12/02/24	20,000	19,641,525
144A	5.437(n)	12/03/24	30,000	29,458,247
144A	5.452(n)	10/17/24	20,000	19,770,160
144A	5.470(n)	11/25/24	40,000	39,321,192
144A	5.478(n)	11/26/24	45,000	44,230,139
Toyota Credit Canada Inc.	5.305(n)	03/04/25	50,000	48,480,860
Unilever Finance Netherlands B.V,
144A	5.412(n)	08/22/24	158,000	157,487,290
University of Chicago	5.343(n)	08/01/24	25,000	24,996,125
University of Chicago	5.419(n)	08/22/24	40,000	39,862,000
University of Texas System	5.390	08/15/24	25,000	24,999,993
University of Texas System	5.400	08/28/24	20,230	20,231,329
University of Texas System	5.440	08/21/24	25,000	25,001,528
Volvo Group Treas North America, Inc.,
144A	5.363(n)	08/15/24	45,000	44,897,737
144A	5.369(n)	08/23/24	55,000	54,807,474
144A	5.518(n)	10/22/24	39,000	38,506,148
Walmart, Inc.,
144A	5.315(n)	08/05/24	80,000	79,941,365
Westpac Banking Corp.,
144A, SOFR + 0.330%	5.660(c)	05/01/25	20,000	20,010,065

TOTAL COMMERCIAL PAPER
(cost $8,993,377,208)				8,993,920,189

CORPORATE BONDS 0.9%

Auto Manufacturers 0.1%

Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	5.500	11/27/24	9,000	8,995,076
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, Series B, MTN, SOFR + 0.290%
(Cap N/A, Floor 0.000%)	5.657(c)	09/13/24	3,000	3,000,195

				11,995,271

See Notes to Financial Statements.

26

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 0.3%

Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, Series J, MTN, SOFR + 0.200%
(Cap N/A, Floor 0.000%)	5.567%(c)	10/25/24	40,000	$39,989,561
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN	2.250	11/01/24	10,000	9,914,110

				49,903,671

Insurance 0.4%

New York Life Global Funding,
Sec’d. Notes, 144A	3.855	08/26/24	1,600	1,597,982
Sr. Sec’d. Notes, 144A, MTN, SOFR Index + 0.330%	5.698(c)	01/14/25	75,000	75,037,481

				76,635,463

Machinery-Diversified 0.1%

John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.200%	5.568%(c)	10/11/24	30,000	29,998,579

TOTAL CORPORATE BONDS
(cost $168,527,565)				168,532,984

REPURCHASE AGREEMENTS 26.1%
Banco Bilbao Vizcaya Argentaria,
5.34%, dated 07/31/24, due 08/01/24 in the amount of $350,051,917 collateralized by U.S. Treasury Securities (coupon rates 0.125%-2.375%, maturity dates 11/30/25-08/15/41) with the aggregate value, including accrued interest, of $357,052,988.			350,000	350,000,000
Banco Santander SA,
5.35%, dated 07/31/24, due 08/01/24 in the amount of $500,074,306 collateralized by FNMA (coupon rates 2.000%-7.000%, maturity dates 04/01/33-11/01/53) with the aggregate value, including accrued interest, of $510,075,792.			500,000	500,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2	27

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Canadian Imperial Bank of Commerce,
5.32%, dated 06/21/24, due 08/01/24 in the amount of $179,078,482 collateralized by U.S. Treasury Securities (coupon rates 0.125%-5.000%, maturity dates 02/28/25-08/15/53) with the aggregate value, including accrued interest, of $182,660,090.	178,000	$178,000,000
5.32%, dated 07/08/24, due 08/06/24 in the amount of $522,228,489 collateralized by U.S. Treasury Securities (coupon rates 0.125%-5.000%, maturity dates 02/28/25-08/15/53) with the aggregate value, including accrued interest, of $532,281,251.	520,000	520,000,000
5.32%, dated 07/12/24, due 08/12/24 in the amount of $175,801,694 collateralized by U.S. Treasury Securities (coupon rates 0.125%-5.000%, maturity dates 02/28/25-11/15/52) with the aggregate value, including accrued interest, of $179,027,586.	175,000	175,000,000
5.33%, dated 07/24/24, due 08/28/24 in the amount of $125,647,743 collateralized by U.S. Treasury Securities (coupon rates 0.375%-5.000%, maturity dates 02/28/25-11/15/52) with the aggregate value, including accrued interest, of $127,651,017.	125,000	125,000,000
CF Secured, LLC,
5.36%, dated 07/31/24, due 08/01/24 in the amount of $500,074,444 collateralized by FHLMC (coupon rates 2.000%-7.000%, maturity dates 03/01/29-07/01/54), FNMA (coupon rates 0.000%-7.000%, maturity dates 01/15/30-05/01/54) and U.S. Treasury Securities (coupon rates 0.250%-6.875%, maturity dates 01/31/25-11/15/53) with the aggregate value, including accrued interest, of $510,075,933.	500,000	500,000,000
Deutsche Bank AG,
5.35%, dated 07/31/24, due 08/01/24 in the amount of $119,633,776 collateralized by U.S. Treasury Securities (coupon rates 3.500%-4.875%, maturity dates 05/31/26-04/30/28) with the aggregate value, including accrued interest, of $122,008,404.	119,616	119,616,000

See Notes to Financial Statements.

28

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
ING Financial Markets LLC,
5.35%, dated 06/13/24, due 08/01/24 in the amount of $241,747,667 collateralized by FHLMC (coupon rates 3.000%-6.500%, maturity dates 03/01/42-08/01/54) with the aggregate value, including accrued interest, of $244,800,001.	240,000	$240,000,000
5.35%, dated 06/14/24, due 08/02/24 in the amount of $230,667,565 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 11/01/44-01/01/54) with the aggregate value, including accrued interest, of $233,580,000.	229,000	229,000,000
5.35%, dated 07/31/24, due 08/07/24 in the amount of $98,101,947 collateralized by GNMA (coupon rates 2.000%-5.000%, maturity dates 08/20/49-09/20/52) with the aggregate value, including accrued interest, of $99,960,001.	98,000	98,000,000
Natixis,
5.33%, dated 06/13/24, due 08/01/24 in the amount of $276,995,049 collateralized by FHLMC (coupon rates 3.000%-6.000%, maturity dates 01/02/50-02/01/54) and FNMA (coupon rates 3.000%-6.500%, maturity dates 05/01/44-05/01/54) with the aggregate value, including accrued interest, of $280,500,000.	275,000	275,000,000
5.34%, dated 07/31/24, due 09/19/24 in the amount of $276,998,792 collateralized by FHLMC (coupon rates 5.500%-6.000%, maturity dates 12/01/52-07/01/54), FNMA (coupon rates 3.000%-6.500%, maturity dates 11/01/46-05/01/54), GNMA (coupon rate 3.500%, maturity date 11/20/40) and U.S. Treasury Securities (coupon rates 0.125%-4.625%, maturity dates 07/15/31-05/15/54) with the aggregate value, including accrued interest, of $280,500,028.	275,000	275,000,000
NatWest Markets Securities, Inc.,
5.34%, dated 07/30/24, due 08/06/24 in the amount of $250,259,583 collateralized by FNMA (coupon rates 5.000%-5.500%, maturity dates 08/01/53-04/01/54) with the aggregate value, including accrued interest, of $255,264,776.	250,000	250,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2	29

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
NatWest Markets Securities, Inc., (cont’d.)
5.36%, dated 07/31/24, due 08/07/24 in the amount of $136,141,742 collateralized by FNMA (coupon rate 4.500%, maturity date 06/01/49) with the aggregate value, including accrued interest, of $138,864,578.			136,000	$136,000,000
Nomura International PLC,
5.35%, dated 07/31/24, due 08/01/24 in the amount of $274,040,719 collateralized by FHLMC (coupon rates 2.500%-6.000%, maturity dates 12/01/34-07/01/54), FNMA (coupon rates 2.000%-4.565%, maturity dates 07/01/30-07/01/53), GNMA (coupon rates 2.500%-6.000%, maturity dates 12/20/50-05/15/65) and U.S. Treasury Securities (coupon rate 2.750%, maturity date 11/15/42) with the aggregate value, including accrued interest, of $279,521,591.			274,000	274,000,000
State Street Bank & Trust Company,
5.34%, dated 07/31/24, due 08/01/24 in the amount of $100,014,833 collateralized by U.S. Treasury Securities (coupon rate 5.000%, maturity date 09/30/25) with the aggregate value, including accrued interest, of $102,000,156.			100,000	100,000,000
Wells Fargo Securities LLC,
5.35%, dated 07/31/24, due 08/01/24 in the amount of $200,029,722 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 02/01/36-04/01/54) with the aggregate value, including accrued interest, of $204,030,317.			200,000	200,000,000
5.36%, dated 07/31/24, due 08/07/24 in the amount of $258,268,893 collateralized by FNMA (coupon rates 1.500%-7.500%, maturity dates 05/01/26-08/01/54) with the aggregate value, including accrued interest, of $263,434,271.			258,000	258,000,000

TOTAL REPURCHASE AGREEMENTS
(cost $4,802,616,000)				4,802,616,000

TIME DEPOSITS 2.1%
ABN AMRO Bank NV	5.330%	08/01/24	100,000	100,000,000
ABN AMRO Bank NV	5.330	08/07/24	103,000	103,000,000

See Notes to Financial Statements.

30

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSITS (Continued)
Australia & New Zealand Banking Group Ltd.	5.320%	08/01/24	75,000	$75,000,000
Canadian Imperial Bank of Commerce	5.310	08/01/24	42,000	42,000,000
Mizuho Bank Ltd.	5.320	08/01/24	57,239	57,239,000

TOTAL TIME DEPOSITS
(cost $377,239,000)				377,239,000

U.S. GOVERNMENT AGENCY OBLIGATION 0.2%
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A,
Floor 0.000%)
(cost $43,000,000)	5.355(c)	10/11/24	43,000	43,003,623

U.S. TREASURY OBLIGATIONS(n) 2.4%
U.S. Treasury Bills	5.330	08/20/24	44,000	43,877,325
U.S. Treasury Bills	5.332	09/10/24	80,000	79,531,259
U.S. Treasury Bills	5.335	08/27/24	328,500	327,246,607

TOTAL U.S. TREASURY OBLIGATIONS
(cost $450,668,756)				450,655,191

TOTAL SHORT-TERM INVESTMENTS
(cost $16,216,452,189)				16,217,567,414

TOTAL INVESTMENTS 101.2%
(cost $18,652,402,189)				18,654,721,959
Liabilities in excess of other assets (1.2)%				(230,070,754)

NET ASSETS 100.0%				$18,424,651,205

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	31

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Certificates of Deposit	$—	$1,663,476,432	$—
Commercial Paper	—	272,068,332	—
Corporate Bonds	—	326,092,334	—
Municipal Bonds	—	125,500,000	—
U.S. Government Agency Obligation	—	50,017,447	—
Investments in Securities
Assets
Short-Term Investments
Certificates of Deposit	—	1,381,600,427	—
Commercial Paper	—	8,993,920,189	—
Corporate Bonds	—	168,532,984	—
Repurchase Agreements	—	4,802,616,000	—
Time Deposits	—	377,239,000	—
U.S. Government Agency Obligation	—	43,003,623	—
U.S. Treasury Obligations	—	450,655,191	—

Total	$—	$18,654,721,959	$—

Security Allocation:

The security allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Commercial Paper	50.3%
Repurchase Agreements	26.1
Certificates of Deposit	16.5
Corporate Bonds	2.6
U.S. Treasury Obligations	2.4
Time Deposits	2.1
Municipal Bonds	0.7

U.S. Government Agency Obligations	0.5%

101.2
Liabilities in excess of other assets	(1.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit

See Notes to Financial Statements.

32

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	33

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Banco Bilbao Vizcaya Argentaria	$350,000,000	$(350,000,000)	$—
Repurchase Agreement	Banco Santander SA	500,000,000	(500,000,000)	—
Repurchase Agreements	Canadian Imperial Bank of Commerce	998,000,000	(998,000,000)	—
Repurchase Agreement	CF Secured, LLC	500,000,000	(500,000,000)	—
Repurchase Agreement	Deutsche Bank AG	119,616,000	(119,616,000)	—
Repurchase Agreements	ING Financial Markets LLC	567,000,000	(567,000,000)	—
Repurchase Agreements	Natixis	550,000,000	(550,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	386,000,000	(386,000,000)	—
Repurchase Agreement	Nomura International PLC	274,000,000	(274,000,000)	—
Repurchase Agreement	State Street Bank & Trust Company	100,000,000	(100,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	458,000,000	(458,000,000)	—

		$4,802,616,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

34

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $13,849,786,189)	$13,852,105,959
Repurchase Agreements (cost $4,802,616,000)	4,802,616,000
Cash	934
Interest receivable	45,188,845

Total Assets	18,699,911,738

Liabilities
Payable for investments purchased	275,000,000
Accrued expenses and other liabilities	153,524
Management fee payable	89,563
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	774
Dividends payable	5

Total Liabilities	275,260,533

Net Assets	$18,424,651,205

Net assets were comprised of:
Paid-in capital	$18,422,373,658
Total distributable earnings (loss)	2,277,547

Net assets, July 31, 2024	$18,424,651,205

Net asset value and redemption price per share ($18,424,651,205 ÷ 18,423,174,601 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2	35

PGIM Core Ultra Short Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2024

Net Investment Income (Loss)

Interest income	$519,157,315

Expenses
Management fee	520,010
Custodian and accounting fees	230,530
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,183
Professional fees	16,866
Audit fee	13,837
Shareholders’ reports	7,920
Trustees’ fees	4,774
Miscellaneous	44,331

Total expenses	888,451

Net investment income (loss)	518,268,864

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(27,208)
Net change in unrealized appreciation (depreciation) on investments	(4,349,974)

Net gain (loss) on investment transactions	(4,377,182)

Net Increase (Decrease) In Net Assets Resulting From Operations	$513,891,682

See Notes to Financial Statements.

36

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2024	Year Ended January 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$518,268,864	$1,009,820,781
Net realized gain (loss) on investment transactions	(27,208)	44,186
Net change in unrealized appreciation (depreciation) on investments	(4,349,974)	(1,884,527)

Net increase (decrease) in net assets resulting from operations	513,891,682	1,007,980,440

Dividends and Distributions
Distributions from distributable earnings	(518,283,870)	(1,009,864,899)

Fund share transactions
Net proceeds from shares sold (49,168,429,994 and 115,800,314,634 shares, respectively)	49,168,429,981	115,800,307,881
Net asset value of shares issued in reinvestment of dividends and distributions (518,117,662 and 1,009,315,528 shares, respectively)	518,117,662	1,009,315,528
Cost of shares purchased (51,095,948,354 and 117,775,568,039 shares, respectively)	(51,095,948,354)	(117,775,568,039)

Net increase (decrease) in net assets from Fund share transactions	(1,409,400,711)	(965,944,630)

Total increase (decrease)	(1,413,792,899)	(967,829,089)

Net Assets:
Beginning of period	19,838,444,104	20,806,273,193

End of period	$18,424,651,205	$19,838,444,104

See Notes to Financial Statements.

Prudential Investment Portfolios 2	37

PGIM Core Ultra Short Bond Fund

Financial Highlights (unaudited)

	Six Months Ended July 31,		Year Ended January 31,
	2024		2024	2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.05	0.02	-	(b)	0.01	0.02
Net realized and unrealized gain (loss) on investment transactions	(-	)(b)	- (b)	- (b)	-	(b)	- (b)	- (b)
Total from investment operations	0.03		0.05	0.02	-	(b)	0.01	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.05)	(0.02)	-	(b)	(0.01)	(0.02)
Distributions from net realized gains	-		- (b)	- (b)	-		-	-
Total dividends and distributions	(0.03)		(0.05)	(0.02)	-		(0.01)	(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total Return(c):	2.80%		5.50%	2.20%	0.13%		0.65%	2.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,424,651		$19,838,444	$20,806,273	$23,362,544		$30,965,633	$20,215,337
Average net assets (000)	$18,736,626		$18,834,633	$23,381,342	$31,545,754		$28,757,423	$20,937,015
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01	%(d)	0.01%	0.01%	-	%(b)	0.01%	0.01%
Expenses before waivers and/or expense reimbursement	0.01	%(d)	0.01%	0.01%	-	%(b)	0.01%	0.01%
Net investment income (loss)	5.56	%(d)	5.36%	2.06%	0.12%		0.59%	2.35%
Portfolio turnover rate(e)	48%		119%	90%	72%		114%	61%

(a)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

38

PGIM Core Ultra Short Bond Fund

Financial Highlights (unaudited) (continued)

(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	The Portfolio turnover rate calculation, if any includes floating rate daily demand notes.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	39

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 99.8%

CERTIFICATES OF DEPOSIT 20.9%
Banco Santander SA	5.500%	12/16/24	50,000	$49,987,091
Banco Santander SA,
SOFR + 0.510%	5.840(c)	01/31/25	84,000	84,126,586
Bank of America NA	5.300	02/14/25	20,000	19,989,159
Bank of America Securities, Inc.,
SOFR + 0.330%	5.660(c)	04/03/25	50,000	50,018,691
Bank of Nova Scotia,
SOFR + 0.480%	5.810(c)	12/02/24	70,000	70,065,999
BNP Paribas Fortis SA,
SOFR + 0.620%	5.950(c)	08/01/24	100,000	100,001,440
BNP Paribas SA	5.310	11/18/24	37,000	36,982,329
BNP Paribas SA	5.550	04/04/25	34,250	34,308,173
BNP Paribas SA,
SOFR + 0.420%	5.750(c)	12/18/24	65,000	65,056,920
Canadian Imperial Bank of Commerce	6.000	10/18/24	59,000	59,046,898
Canadian Imperial Bank of Commerce,
US Federal Funds Effective Rate + 0.500% (Cap N/A, Floor 0.000%)	5.830(c)	01/10/25	90,000	90,134,602
Credit Agricole Corporate & Investment Bank	5.320	08/06/24	153,000	153,000,308
Credit Industriel et Commercial	5.550	04/14/25	77,750	77,905,552
Credit Industriel et Commercial	5.600	04/29/25	65,000	65,174,063
Mitsubishi UFJ Trust and Banking Corp.	5.330	08/05/24	144,000	143,999,739
Mitsubishi UFJ Trust and Banking Corp.	5.330	08/06/24	135,000	134,999,629
Natixis SA	5.400	03/17/25	28,000	28,010,227
Natixis SA,
SOFR + 0.420%	5.750(c)	01/06/25	65,000	65,061,982
Nordea Bank Abp,
SOFR + 0.580%	5.910(c)	08/05/24	100,000	100,006,618
Skandinaviska Enskilda Banken AB,
SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.620(c)	02/24/25	75,000	75,031,596
Svenska Handelsbanken,
SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.620(c)	02/21/25	65,000	65,023,145
SOFR + 0.450% (Cap N/A, Floor 0.000%)	5.780(c)	12/13/24	90,000	90,092,803
Swedbank AB,
SOFR + 0.240%	5.570(c)	11/20/24	16,000	16,005,368
Toronto-Dominion Bank (The)	5.480	05/21/25	20,000	20,049,856
Toronto-Dominion Bank (The)	6.000	10/18/24	40,000	40,031,704
Wells Fargo Bank NA,
SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.620(c)	02/14/25	67,000	67,025,548
SOFR + 0.490% (Cap N/A, Floor 0.000%)	5.820(c)	08/05/24	30,000	30,001,612

See Notes to Financial Statements.

40

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Wells Fargo Bank NA, (cont’d.)
SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.930%(c)	08/02/24	6,000	$6,000,166
Wells Fargo Bank NA	5.720	11/19/24	20,000	20,010,978

TOTAL CERTIFICATES OF DEPOSIT (cost $1,856,005,254)				1,857,148,782

COMMERCIAL PAPER 22.2%
AstraZeneca PLC, 144A	5.474(n)	08/14/24	20,000	19,957,378
144A	5.514(n)	09/23/24	20,000	19,835,600
144A	5.526(n)	10/07/24	20,000	19,793,280
Bank of America Securities, Inc., 144A, SOFR + 0.580%	5.910(c)	10/11/24	135,000	135,117,203
Bank of Montreal, 144A, SOFR + 0.340%	5.670(c)	04/03/25	24,500	24,516,613
Bank of New York Mellon Corp. (The),
SOFR + 0.350%	5.680(c)	05/09/25	50,000	50,028,141
BNP Paribas SA, 144A, SOFR + 0.350%	5.680(c)	05/07/25	65,000	65,027,789
BPCE SA, 144A, SOFR + 0.320%	5.650(c)	03/10/25	20,000	20,008,648
144A, SOFR + 0.590%	5.920(c)	08/05/24	105,000	105,007,387
CDP Financial, Inc., 144A	5.199(n)	02/03/25	35,000	34,071,574
144A	5.326(n)	08/02/24	15,000	14,995,579
144A	5.469(n)	09/12/24	30,000	29,809,367
144A, SOFR + 0.320%	5.650(c)	05/07/25	25,000	25,011,015
144A, SOFR + 0.350%	5.680(c)	01/06/25	50,000	50,029,798
144A, SOFR + 0.400%	5.730(c)	12/12/24	16,500	16,510,543
Cisco Systems, Inc., 144A	5.322(n)	08/13/24	40,000	39,923,444
Citigroup Global Markets, Inc., 144A	5.541(n)	10/22/24	50,000	49,382,188
Federation des Caisses Desjardins du Quebec, 144A	5.441(n)	08/02/24	20,500	20,493,946
144A	5.444(n)	08/12/24	60,000	59,893,400
144A	5.445(n)	08/06/24	14,000	13,987,570
ING (U.S.) Funding LLC	5.356(n)	11/15/24	77,000	75,789,798
ING (U.S.) Funding LLC, 144A	5.490(n)	11/07/24	67,000	66,022,775

See Notes to Financial Statements.

Prudential Investment Portfolios 2	41

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
JPMorgan Securities LLC, 144A	5.630%	04/29/25	50,000	$50,092,685
144A, SOFR + 0.320%	5.650(c)	02/07/25	80,000	80,018,637
JPMorgan Securities LLC	5.445(n)	08/06/24	55,000	54,950,893
LVMH Moet Hennessy Louis Vuitton SE, 144A	5.287(n)	11/12/24	18,000	17,725,953
144A	5.390(n)	10/15/24	15,000	14,831,871
144A	5.398(n)	09/16/24	10,000	9,930,601
144A	5.414(n)	08/14/24	18,000	17,962,830
144A	5.471(n)	09/20/24	50,000	49,623,379
144A	5.868(n)	08/19/24	27,000	26,924,332
Mitsubishi Corp., 144A	5.497(n)	10/21/24	31,250	30,872,174
144A	5.508(n)	11/04/24	40,000	39,436,245
144A	5.515(n)	11/15/24	10,000	9,843,722
144A	5.520(n)	11/01/24	60,000	59,179,647
144A	5.538(n)	10/25/24	15,500	15,303,605
National Australia Bank Ltd., 144A, SOFR + 0.440%	5.770(c)	11/01/24	60,000	60,054,228
National Securities Clearing Corp., 144A	5.402(n)	08/08/24	50,000	49,940,889
144A	5.423(n)	08/13/24	35,000	34,932,761
144A	5.441(n)	08/30/24	10,000	9,955,667
Natixis SA	5.354(n)	09/16/24	35,000	34,756,141
Sanofi, 144A	5.455(n)	08/28/24	75,000	74,690,250
Svenska Handelsbanken, 144A	5.427(n)	11/01/24	25,000	24,663,792
Swedbank AB, 144A, SOFR + 0.350%	5.680(c)	04/04/25	40,000	40,026,184
Toronto-Dominion Bank (The), 144A	5.418(n)	04/04/25	24,000	23,181,414
TotalEnergies Capital S.A., 144A	5.491(n)	09/13/24	35,000	34,771,567
Toyota Credit Canada, Inc.	5.603(n)	01/13/25	22,000	21,485,744
University of Chicago	5.421(n)	08/15/24	25,000	24,942,535
University of Chicago	5.456(n)	08/01/24	25,000	24,996,125
University of Chicago	5.458(n)	09/04/24	13,000	12,931,390
University of Chicago	5.462(n)	08/08/24	15,000	14,981,448
Volvo Group Treas North America, Inc., 144A	5.518(n)	10/22/24	35,000	34,556,799

See Notes to Financial Statements.

42

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Westpac Banking Corp.,
144A, SOFR + 0.330%	5.660%(c)	05/01/25	25,000	$25,012,581

TOTAL COMMERCIAL PAPER
(cost $1,977,496,362)				1,977,789,125

CORPORATE BONDS 2.1%
Auto Manufacturers
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300% (Cap N/A,
Floor 0.000%)	5.630(c)	02/24/25	52,000	52,006,310
Sr. Unsec’d. Notes, MTN, SOFR + 0.500% (Cap N/A,
Floor 0.000%)	5.830(c)	12/09/24	50,000	50,067,185
Sr. Unsec’d. Notes, MTN, SOFR + 0.550% (Cap N/A,
Floor 0.000%)	5.899(c)	10/16/24	90,000	90,071,710

TOTAL CORPORATE BONDS
(cost $192,000,000)				192,145,205

MUNICIPAL BONDS 1.1%
Arizona 0.4%
Maricopa County Industrial Development Authority,
Taxable, Revenue Bonds, Series 2021 B-2	5.320(cc)	01/01/61	36,650	36,650,000

Illinois 0.3%
Illinois Finance Authority,
Taxable, Revenue Bonds	5.330(cc)	10/01/42	23,500	23,500,000

Texas 0.4%
Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Sub-Series G-2	5.320(cc)	08/01/45	38,450	38,450,000

TOTAL MUNICIPAL BONDS
(cost $98,600,000)				98,600,000

REPURCHASE AGREEMENTS 38.6%
Banco Bilbao Vizcaya Argentaria,
5.34%, dated 07/31/24, due 08/01/24 in the amount of $230,034,117 collateralized by U.S. Treasury Securities (coupon rates 0.250%-4.875%, maturity dates 11/30/25-02/15/53) with the aggregate value, including accrued interest, of $234,634,807.			230,000	230,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2	43

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Banco Santander SA,
5.35%, dated 07/31/24, due 08/01/24 in the amount of $450,066,875 collateralized by FHLMC (coupon rates 1.500%-7.500%, maturity dates 07/01/34-07/01/54) and FNMA (coupon rates 3.000%-5.500%, maturity dates 04/01/33-12/01/46) with the aggregate value, including accrued interest, of $459,068,287.	450,000	$450,000,000
5.35%, dated 07/31/24, due 08/01/24 in the amount of $150,022,292 collateralized by FFCSB (coupon rates 5.570%-6.470%, maturity dates 06/24/31-09/11/43), FHLB (coupon rates 5.000%-6.300%, maturity dates 07/15/36-03/25/44), FHLMC (coupon rates 2.000%-5.000%, maturity dates 12/01/26-04/01/53), FNMA (coupon rates 2.000%-8.000%, maturity dates 01/01/26-08/01/53), GNMA (coupon rates 2.000%-6.500%, maturity dates 01/15/26-06/20/50) and U.S. Treasury Securities (coupon rates 0.000%-4.625%, maturity dates 09/26/24-10/15/26) with the aggregate value, including accrued interest, of $153,022,738.	150,000	150,000,000
5.3%, dated 07/31/24, due 08/01/24 in the amount of $100,014,722 collateralized by U.S. Treasury Securities (coupon rate 0.375%, maturity date 09/30/27) with the aggregate value, including accrued interest, of $102,015,047.	100,000	100,000,000
Bank of America Securities, Inc.,
5.35%, dated 07/31/24, due 08/01/24 in the amount of $105,015,604 collateralized by FHLMC (coupon rates 2.500%-6.000%, maturity dates 06/01/30-05/01/54) and FNMA (coupon rates 1.500%-7.500%, maturity dates 08/01/26-02/01/54) with the aggregate value, including accrued interest, of $107,100,001.	105,000	105,000,000
Bank of Nova Scotia,
5.35%, dated 07/31/24, due 08/01/24 in the amount of $300,044,583 collateralized by FHLMC (coupon rates 6.000%-7.000%, maturity dates 09/01/53-06/01/54), FNMA (coupon rate 6.000%, maturity dates 03/01/53-07/01/54), GNMA (coupon rates 2.500%-7.000%, maturity dates 08/15/29-02/15/52) and U.S. Treasury Securities (coupon rate 4.250%, maturity dates 06/30/29-06/30/31) with the aggregate value, including accrued interest, of $306,045,566.	300,000	300,000,000

See Notes to Financial Statements.

44

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
CF Secured, LLC,
5.36%, dated 07/31/24, due 08/01/24 in the amount of $400,059,556 collateralized by FHLMC (coupon rates 0.000%-6.500%, maturity dates 03/15/31-06/01/54), FNMA (coupon rates 0.000%-5.500%, maturity dates 01/15/30-07/01/55) and GNMA (coupon rates 6.324%-7.500%, maturity dates 05/20/53-10/20/73) with the aggregate value, including accrued interest, of $408,060,747.	400,000	$400,000,000
Credit Agricole Corporate & Investment Bank,
5.35%, dated 07/31/24, due 08/01/24 in the amount of $151,028,441 collateralized by U.S. Treasury Securities (coupon rate 1.875%, maturity date 02/15/32) with the aggregate value, including accrued interest, of $154,026,185.	151,006	151,006,000
ING Financial Markets LLC,
5.35%, dated 07/31/24, due 08/07/24 in the amount of $55,057,215 collateralized by GNMA (coupon rates 2.500%-6.000%, maturity dates 10/20/51-08/20/53) with the aggregate value, including accrued interest, of $56,100,001.	55,000	55,000,000
NatWest Markets Securities, Inc.,
5.34%, dated 07/25/24, due 08/01/24 in the amount of $100,103,833 collateralized by U.S. Treasury Securities (coupon rates 0.750%-4.625%, maturity dates 04/30/26-09/30/28) with the aggregate value, including accrued interest, of $102,105,949.	100,000	100,000,000
5.34%, dated 07/30/24, due 08/06/24 in the amount of $335,347,842 collateralized by FNMA (coupon rates 5.000%-6.000%, maturity dates 07/01/52-07/01/54) with the aggregate value, including accrued interest, of $342,054,799.	335,000	335,000,000
5.36%, dated 07/31/24, due 08/07/24 in the amount of $125,130,278 collateralized by FFCSB (coupon rates 0.600%-5.270%, maturity dates 01/06/25-08/17/43) and FNMA (coupon rate 4.500%, maturity date 06/01/49) with the aggregate value, including accrued interest, of $127,632,953.	125,000	125,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2	45

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Nomura International PLC,
5.35%, dated 07/31/24, due 08/01/24 in the amount of $300,044,583 collateralized by FHLMC (coupon rates 2.500%-6.500%, maturity dates 11/01/37-08/01/54), FNMA (coupon rates 2.500%-7.000%, maturity dates 02/01/43-07/01/54), GNMA (coupon rates 3.000%-6.000%, maturity dates 11/20/49-10/15/64) and U.S. Treasury Securities (coupon rate 2.750%, maturity date 11/15/42) with the aggregate value, including accrued interest, of $306,045,476.	300,000	$300,000,000
RBC Dominion Securities, Inc.,
5.35%, dated 07/31/24, due 08/01/24 in the amount of $25,003,715 collateralized by GNMA (coupon rate 3.000%, maturity date 06/20/51) and U.S. Treasury Securities (coupon rates 0.750%-4.625%, maturity dates 12/31/29-05/15/54) with the aggregate value, including accrued interest, of $25,500,002.	25,000	25,000,000
State Street Bank & Trust Company,
5.34%, dated 07/31/24, due 08/01/24 in the amount of $200,029,667 collateralized by with the aggregate value, including accrued interest, of $204,000,099.	200,000	200,000,000
TD Securities (USA) LLC,
5.35%, dated 07/31/24, due 08/01/24 in the amount of $65,009,660 collateralized by U.S. Treasury Securities (coupon rates 1.125%-4.625%, maturity dates 04/30/29-02/15/31) with the aggregate value, including accrued interest, of $66,300,085.	65,000	65,000,000
Wells Fargo Securities LLC,
5.35%, dated 07/31/24, due 08/01/24 in the amount of $230,034,181 collateralized by FHLMC (coupon rate 5.500%, maturity date 06/01/54) with the aggregate value, including accrued interest, of $234,634,864.	230,000	230,000,000
5.36%, dated 07/31/24, due 08/07/24 in the amount of $110,114,644 collateralized by FNMA (coupon rates 2.000%-7.500%, maturity dates 08/01/33-08/01/54) with the aggregate value, including accrued interest, of $112,316,938.	110,000	110,000,000

TOTAL REPURCHASE AGREEMENTS
(cost $3,431,006,000)		3,431,006,000

See Notes to Financial Statements.

46

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSITS 6.3%
ABN AMRO Bank NV	5.330%	08/01/24	55,000	$55,000,000
ABN AMRO Bank NV	5.330	08/07/24	80,000	80,000,000
Australia & New Zealand Banking Group Ltd.	5.320	08/02/24	100,000	100,000,000
Australia & New Zealand Banking Group Ltd.	5.320	08/01/24	225,000	225,000,000
Credit Agricole Corporate & Investment Bank	5.300	08/01/24	19,000	19,000,000
Mizuho Bank Ltd.	5.320	08/01/24	38,724	38,724,000
Royal Bank of Canada	5.300	08/01/24	40,000	40,000,000

TOTAL TIME DEPOSITS (cost $557,724,000)				557,724,000

U.S. GOVERNMENT AGENCY OBLIGATION 0.6%
Federal Home Loan Bank (cost $50,000,000)	5.435(c)	11/08/24	50,000	50,017,446

U.S. TREASURY OBLIGATIONS(n) 8.0%
U.S. Treasury Bills	5.320	08/22/24	90,000	89,723,049
U.S. Treasury Bills	5.327	09/17/24	85,000	84,414,954
U.S. Treasury Bills	5.327	09/24/24	111,225	110,348,269
U.S. Treasury Bills	5.330	08/20/24	32,000	31,910,782
U.S. Treasury Bills	5.330	10/01/24	75,000	74,338,532
U.S. Treasury Bills	5.332	09/10/24	67,000	66,607,430
U.S. Treasury Bills	5.335	08/27/24	253,000	252,034,678

TOTAL U.S. TREASURY OBLIGATIONS (cost $709,392,964)				709,377,694

TOTAL INVESTMENTS 99.8% (cost $8,872,224,580)				8,873,808,252
Other assets in excess of liabilities 0.2%				21,156,276

NET ASSETS 100.0%				$8,894,964,528

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	47

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Certificates of Deposit.	$—	$1,857,148,782	$—
Commercial Paper	—	1,977,789,125	—
Corporate Bonds	—	192,145,205	—
Municipal Bonds	—	98,600,000	—
Repurchase Agreements	—	3,431,006,000	—
Time Deposits	—	557,724,000	—
U.S. Government Agency Obligation	—	50,017,446	—
U.S. Treasury Obligations	—	709,377,694	—

Total	$—	$8,873,808,252	$—

Security Allocation:

The security allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2024 were as follows:

Repurchase Agreements	38.6%
Commercial Paper	22.2
Certificates of Deposit	20.9
U.S. Treasury Obligations	8.0
Time Deposits	6.3
Corporate Bonds	2.1
Municipal Bonds	1.1

U.S. Government Agency Obligation	0.6%

99.8
Other assets in excess of liabilities	0.2

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

48

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2024

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase	Banco Bilbao
Agreements	Vizcaya Argentaria	$230,000,000	$(230,000,000)	$—
Repurchase
Agreements	Banco Santander SA	700,000,000	(700,000,000)	—
Repurchase	Bank of America
Agreements	Securities, Inc.	105,000,000	(105,000,000)	—
Repurchase
Agreements	Bank of Nova Scotia	300,000,000	(300,000,000)	—
Repurchase
Agreements	CF Secured, LLC	400,000,000	(400,000,000)	—
Repurchase	Credit Agricole Corporate &
Agreements	Investment Bank	151,006,000	(151,006,000)	—
Repurchase	ING Financial
Agreements	Markets LLC	55,000,000	(55,000,000)	—
Repurchase	NatWest Markets
Agreements	Securities, Inc.	560,000,000	(560,000,000)	—
Repurchase	Nomura
Agreements	International PLC	300,000,000	(300,000,000)	—
Repurchase	RBC Dominion
Agreements	Securities, Inc.	25,000,000	(25,000,000)	—
Repurchase	State Street Bank &
Agreements	Trust Company	200,000,000	(200,000,000)	—
Repurchase	TD Securities (USA)
Agreements	LLC	65,000,000	(65,000,000)	—
Repurchase	Wells Fargo
Agreements	Securities LLC	340,000,000	(340,000,000)	—

		$3,431,006,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	49

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $5,441,218,580)	$5,442,802,252
Repurchase Agreements (cost $3,431,006,000)	3,431,006,000
Cash	107
Interest receivable	21,468,939

Total Assets	8,895,277,298

Liabilities
Management fee payable	226,618
Custodian and accounting fees payable	35,635
Affiliated transfer agent fee payable	16,667
Audit fees payable	13,478
Transfer agent fee payable	12,075
Accrued expenses and other liabilities	7,523
Trustees’ fees payable	774

Total Liabilities	312,770

Net Assets	$8,894,964,528

Net assets were comprised of:
Paid-in capital	$8,893,423,967
Total distributable earnings (loss)	1,540,561

Net assets, July 31, 2024	$8,894,964,528

Net asset value, offering price and redemption price per share ($8,894,964,528 ÷ 8,899,866,532 shares of beneficial interest issued and outstanding)	$0.9994

See Notes to Financial Statements.

50

PGIM Institutional Money Market Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2024

Net Investment Income (Loss)

Interest income	$373,629,946

Expenses
Management fee	10,056,876
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	87,173
Custodian and accounting fees	71,923
Professional fees	17,482
Audit fee	13,477
Shareholders’ reports	7,745
Trustees’ fees	4,774
Miscellaneous	20,800

Total expenses	10,280,250
Less: Fee waiver and/or expense reimbursement	(5,585,891)

Net expenses	4,694,359

Net investment income (loss)	368,935,587

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	8,508
Net change in unrealized appreciation (depreciation) on investments	(4,570,327)

Net gain (loss) on investment transactions	(4,561,819)

Net Increase (Decrease) In Net Assets Resulting From Operations	$364,373,768

See Notes to Financial Statements.

Prudential Investment Portfolios 2	51

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	July 31, 2024	January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$368,935,587	$859,836,576
Net realized gain (loss) on investment transactions	8,508	31,269
Net change in unrealized appreciation (depreciation) on investments	(4,570,327)	(1,226,209)

Net increase (decrease) in net assets resulting from operations	364,373,768	858,641,636

Dividends and Distributions
Distributions from distributable earnings	(368,974,838)	(859,866,740)

Fund share transactions
Net proceeds from shares sold (56,003,478,524 and 112,285,710,477 shares, respectively)	55,975,232,414	112,233,049,620
Net asset value of shares issued in reinvestment of dividends and distributions (367,983,557 and 859,787,510 shares, respectively)	367,789,194	859,356,249
Cost of shares purchased (62,224,895,678 and 115,846,979,686 shares, respectively)	(62,192,865,430)	(115,792,480,902)

Net increase (decrease) in net assets from Fund share transactions	(5,849,843,822)	(2,700,075,033)

Total increase (decrease)	(5,854,444,892)	(2,701,300,137)

Net Assets:
Beginning of period	14,749,409,420	17,450,709,557

End of period	$8,894,964,528	$14,749,409,420

See Notes to Financial Statements.

52

PGIM Institutional Money Market Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2024		Year Ended January 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$0.9997		$0.9998	$0.9993	$0.9996	$1.0001	$1.0002
Income (loss) from investment operations:
Net investment income (loss)	0.0272		0.0531	0.0215	0.0009	0.0054	0.0230
Net realized and unrealized gain (loss) on investment transactions	(0.0002)		-(b )	0.0004	(0.0003)	-(b )	(0.0001)
Total from investment operations	0.0270		0.0531	0.0219	0.0006	0.0054	0.0229
Less Dividends and Distributions:
Dividends from net investment income	(0.0273)		(0.0532)	(0.0214)	(0.0009)	(0.0059)	(0.0230)
Distributions from net realized gains	-(b	)	-(b )	-(b )	-	-	-
Total dividends and distributions	(0.0273)		(0.0532)	(0.0214)	(0.0009)	(0.0059)	(0.0230)
Net asset value, end of period	$0.9994		$0.9997	$0.9998	$0.9993	$0.9996	$1.0001
Total Return(c):	2.74%		5.44%	2.21%	0.06%	0.54%	2.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,894,965		$14,749,409	$17,450,710	$14,013,764	$20,121,343	$16,492,334
Average net assets (000)	$13,482,844		$16,185,539	$17,241,721	$16,528,965	$22,809,258	$18,124,501
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07	%(d)	0.07%	0.07%	0.07%	0.07%	0.07%
Expenses before waivers and/or expense reimbursement	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.16%
Net investment income (loss)	5.50	%(d)	5.31%	2.15%	0.09%	0.54%	2.30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	53

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended. The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Core Short-Term Bond Fund	Income consistent with relative stability of principal.
PGIM Core Ultra Short Bond Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.
PGIM Institutional Money Market Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.

2. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair

54

value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Investments in open-end funds (other than exchange-traded funds (“ETFs”)) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of

55

Notes to Financial Statements (unaudited) (continued)

alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

56

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Swap Agreements: The PGIM Core Short-Term Bond Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The PGIM Core Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

57

Notes to Financial Statements (unaudited) (continued)

Repurchase Agreements: Certain Funds entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Funds. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable

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amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Liquidity Fees and Gates: The PGIM Institutional Money Market Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

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Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
PGIM Core Short-Term Bond Fund:
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund:**
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
**	Under certain circumstances, each Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Fund	Subadviser(s)
PGIM Core Short-Term Bond Fund	PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
PGIM Core Ultra Short Bond Fund	PFI; PGIM Limited
PGIM Institutional Money	PFI; PGIM Limited
Market Fund

The PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable

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monthly. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly. For the reporting period ended July 31, 2024, the effective management fees for the Funds were as follows:

Fund	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements
PGIM Core Short-Term Bond Fund	N/A	0.07%*
PGIM Core Ultra Short Bond Fund	N/A	0.01%*
PGIM Institutional Money Market Fund	0.15% of average daily net assets	0.15%

* Amounts received by PGIM Investments from each Fund consist of reimbursement for costs and expenses.

The Manager has contractually agreed, through May 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each Fund are as follows:

Fund	Fee Waivers and/or Expense Limitations
PGIM Core Short-Term Bond Fund	N/A
PGIM Core Ultra Short Bond Fund	N/A
PGIM Institutional Money Market Fund	contractually limit expenses to 0.07%

PGIM Investments, PGIM Limited, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., a fund of the RIC, registered under the 1940 Act and managed by PGIM

61

Notes to Financial Statements (unaudited) (continued)

Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services, to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended July 31, 2024, no 17a-7 transactions were entered into by the Funds.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended July 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Core Short-Term Bond Fund	$39,645,080	$571,377,087
PGIM Core Ultra Short Bond Fund	1,277,550,000	1,327,000,000
PGIM Institutional Money
Market Fund	—	—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended July 31, 2024, is presented as follows:

PGIM Core Short-Term Bond Fund

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wb)
$79,447,177	$854,282,493	$891,508,750	$—	$—	$42,220,920	42,220,920	$2,348,457

(wb) Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

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The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of July 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
PGIM Core Short-Term Bond Fund	$682,703,148	$8,191,413	$(1,481,599)	$6,709,814
PGIM Core Ultra Short Bond Fund	18,652,402,189	3,448,770	(1,129,000)	2,319,770
PGIM Institutional Money Market Fund	8,872,224,580	1,875,078	(291,406)	1,583,672

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of January 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
PGIM Core Short-Term Bond Fund	$44,323,000	$—
PGIM Core Ultra Short Bond Fund	—	—
PGIM Institutional Money
Market Fund	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended January 31, 2024 are subject to such review.

7. Capital and Ownership

Shares of the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of July 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if

63

Notes to Financial Statements (unaudited) (continued)

applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Core Short-Term Bond Fund	75,377,797	100.0%
PGIM Core Ultra Short Bond Fund	18,423,174,601	100.0
PGIM Institutional Money Market Fund	8,405,406,891	94.4

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Core Short-Term Bond Fund	4	99.9%
PGIM Core Ultra Short Bond Fund	6	69.7
PGIM Institutional Money Market Fund	3	24.2
Unaffiliated:
PGIM Core Short-Term Bond Fund	—	—
PGIM Core Ultra Short Bond Fund	—	—
PGIM Institutional Money Market Fund	—	—

8. Borrowings

The RIC, on behalf of the PGIM Core Short-Term Bond Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

64

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The PGIM Core Short-Term Bond Fund did not utilize the SCA during the reporting period ended July 31, 2024.

9. Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Core Short-Term Bond Fund	PGIM Core Ultra Short Bond Fund	PGIM Institutional Money Market Fund
Adjustable and Floating Rate Securities	X	X	X
Credit	X	X	X
Cyber Security	X	X	X
Debt Obligations	X	X	X
Derivatives	X	—	—
Economic and Market Events	X	X	X
Equity and Equity-Related Securities	X	X	—
Floating Net Asset Value	—	—	X
Foreign Securities	X	X	X
Forward Commitments	—	—	X
Illiquid Securities	—	—	X
Increase in Expenses	—	—	X
Interest Rate	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X
Management	X	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Mortgage-Backed and Asset-Backed Securities	X	X	X
Municipal Bonds	X	X	X
Repurchase Agreements	—	X	X
Reverse Repurchase Agreements	—	X	X
U.S. Government and Agency Securities	X	X	X
Variable and Floating Rate Bonds	—	—	X
When-Issued and Delayed-Delivery Transactions	X	X	X
Yield	—	X	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in

65

Notes to Financial Statements (unaudited) (continued)

unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. All securities purchased by the Fund must present minimal credit risk in the opinion of the subadviser. The Fund is subject to the risk that the subadviser’s credit risk determinations may be incorrect. In addition, the credit quality of the securities held by the Fund may change rapidly in certain market conditions, which could result in significant net asset value deterioration.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying instruments, indices or currencies. The Fund may use various derivative strategies to try to improve the Fund’s returns. The subadviser may also use hedging techniques to try to protect the Fund’s assets. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more investments, indices or currencies. Derivatives may be traded or listed on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC

66

governing derivatives transactions. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Floating Net Asset Value Risk: The Fund’s NAV floats. The value of the Fund’s shares is calculated to four decimal places and will vary, reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund. The Fund’s shareholders should not rely on or expect the Fund’s manager to purchase distressed assets from the Fund, enter into capital support agreements with the Fund, or make capital infusions into the Fund.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

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Notes to Financial Statements (unaudited) (continued)

Forward Commitments Risk: Forward commitments are subject to the risk that the counterparty to the forward commitment may fail to make payment or delivery in a timely manner or at all. Forward commitments are also subject to the risk that the value of the security to be purchased may decline prior to the settlement date.

Illiquid Securities Risk: The Fund may invest in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.

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There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising

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Notes to Financial Statements (unaudited) (continued)

interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

Reverse Repurchase Agreement Risk: Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve leverage, which may exaggerate the increase or decrease of the value of the Fund’s assets during the term of the agreement.

70

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

71

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Core Ultra Short Bond Fund

PGIM Core Short-Term Bond Fund

The Board of Trustees

The Board of Trustees (the “Board”) of PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund1 (each, a “Fund,” and collectively, the “Funds”) consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses

1 PGIM Core Short-Term Bond Fund and PGIM Ultra Short Bond Fund are both series of Prudential Investment Portfolios 2.

Approval of Advisory Agreements (continued)

and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Funds. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Funds and PGIM Investments, which serves as the Funds’ investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as each Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Funds, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to each Fund, such as PGIM Investments’ role as administrator for the Funds’ liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, which it noted had been selected by PGIM Investments, including investment research and security selection, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’

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recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIML’s and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to each of PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Funds by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Funds’ investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Funds during the year ended December 31, 2023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have low expenses, benefit directly from any cost savings experienced by PGIM Investments.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Funds’ transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Funds for the one-, three-, five-, and ten-year periods ended December 31, 2023. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor in its deliberations.

The mutual funds included in each Fund’s peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies,

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expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

PGIM Core Ultra Short Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its Peer Universe median over all periods.
●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Core Short- Term Bond Fund	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over all periods.
●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

Approval of Advisory Agreements

PGIM Institutional Money Market Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Institutional Money Market Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

1 PGIM Institutional Money Market Fund is a series of Prudential Investment Portfolios 2.

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shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

PGIM Institutional Money Market Fund

Approval of Advisory Agreements (continued)

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that, while the Fund does not have breakpoints in its management fees, economies of scale can be shared

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with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2023. The Board considered that the Fund commenced operations on July 19, 2016 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

PGIM Institutional Money Market Fund

Approval of Advisory Agreements (continued)

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	1st Quartile	1st Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its peer universe median over all periods.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.07% through May 31, 2025.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 20, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024